Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	€ (60,989)	€ (99,198)	€ (194,472)	€ (339,615)
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	60,756,015	57,535,349	60,412,419	57,255,764
Basic earnings per share	€ (1)	€ (1.72)	€ (3.22)	€ (5.93)
Diluted earnings per share	€ (1)	€ (1.72)	€ (3.22)	€ (5.93)